Restructuring (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Restructuring and Related Activities [Abstract]
Percent of positions eliminated (in percentage)	50.00%
Incurred cost	$ 3,800,000
Liability for restructuring-related costs				$ 0	$ 0
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		$ 512,000	$ 3,751,000	3,763,000
Operations and support
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		174,000	795,000	796,000
Marketing
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		84,000	592,000	593,000
Product development
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		138,000	1,741,000	1,743,000
General and administrative
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		$ 116,000	$ 623,000	$ 631,000